Intangible Assets, Net (Details) - CNY (¥)		3 Months Ended	12 Months Ended
	Mar. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization		¥ (27,349,106)	¥ (24,663,009)	¥ (14,319,607)
Intangible assets, net		¥ 130,874,067	¥ 96,018,313	77,593,680
Franchise right
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period (years)			20 years
Authorized by THRI
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period (years)		20 years
Finite-Lived Intangible Assets, Gross		¥ 68,717,000	¥ 69,646,000	63,757,000
Upfront franchise fees
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		¥ 53,227,919	¥ 51,035,322	¥ 28,156,287
"Franchise right - authorized by PLK"
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period (years)	20 years	20 years
Finite-Lived Intangible Assets, Gross	¥ 36,367,476	¥ 36,278,254
Minimum [Member] | Upfront franchise fees
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period (years)		2 years	20 years
Maximum [Member] | Upfront franchise fees
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period (years)		12 years	12 years